Short Term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Short Term Loans [Abstract]
Schedule of short term loans and related guarantees
	Guarantors	December 31, 2017	December 31, 2016
Industrial & Commercial Bank of China - Qingdao Shinan Second Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	$430,345	705,676
Bank of China, Qingdao HK Road Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	-	158,417
China Postal Savings Bank - Qingdao Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	-	864,092
China Postal Savings Bank - Weihai Rd. Sub Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	922,169	-
TAIJ Capital Limited	None	50,000	-
		$1,402,514,	$1,728,185